Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss for the period	SFr (50,951)	SFr (26,411)	SFr (7,096)
Adjustments to reconcile net income for the period to net cash flows:
Depreciation of property, plant and equipment	961	580	278
Finance result, net	1,401	3,872	(3,360)
Share-based compensation expense	2,518	1,579	1,317
Changes in net employee defined benefit liability	437	348	250
Accrued interest	50	99	0
Changes in working capital:
Increase in prepaid expenses	(924)	(162)	(494)
Increase in accrued income	(868)	(1,910)	(842)
Decrease/(increase) in other current receivables	698	(401)	(248)
Increase in accrued expenses	2,113	2,940	1,564
Decrease/(increase) in deferred income	(18)	(156)	476
Increase/(decrease) in long-term debt obligation	(53)	204	0
Increase/(decrease) in trade and other payables	864	(2,853)	2,592
Cash used in operating activities	(43,772)	(22,271)	(5,563)
Interest income	29	330	43
Finance costs	(335)	(153)	(126)
Net cash flows used in operating activities	(44,078)	(22,094)	(5,646)
Investing activities
Short-term financial assets	(30,000)	0	0
Purchases of property, plant and equipment	(1,858)	(1,802)	(899)
Rental deposits	(178)	(40)	0
Net cash flows used in investing activities	(32,036)	(1,842)	(899)
Financing activities
Proceeds from issuance of preferred Series E	0	0	13,206
Proceeds from public offerings of common shares, net of underwriting fees	111,529	0	69,388
Transaction costs on public offerings of common shares	(2,015)	0	(4,105)
Proceeds from issuance of common shares	5	71	301
Proceeds from long-term debt obligation	198	200	0
Repayment of short-term debt obligation	(339)	0	0
Net cash flows provided by financing activities	109,378	271	78,790
Net increase/(decrease) in cash and cash equivalents	33,264	(23,665)	72,245
Cash and cash equivalents, beginning of period	124,377	152,210	76,522
Exchange gains on cash and cash equivalents	(1,179)	(4,168)	3,443
Cash and cash equivalents, end of period	156,462	124,377	152,210
Net increase/(decrease) in cash and cash equivalents	SFr 33,264	SFr (23,665)	SFr 72,245